BANK LOAN (Details Narrative) - USD ($)					12 Months Ended
	Sep. 19, 2022	Mar. 02, 2020	Mar. 01, 2020	Nov. 14, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Short-Term Debt [Line Items]
Financing interest expense					$ 7,864	$ 11,220	$ 10,891
GWN [Member]
Short-Term Debt [Line Items]
Line of credit facility maximum amount outstanding		$ 1,000,000	$ 1,900,000
Renewable term of bank loan				1 year
Floating interest rate				1.00%
Security Deposit		$ 1,000,000		$ 2,000,000
Repayment of loan	$ 980,452
GWN [Member] | Bank Overdrafts [Member]
Short-Term Debt [Line Items]
Line of credit facility maximum amount outstanding				$ 1,900,000